Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 17, 2016	Jun. 30, 2015
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	PARK NATIONAL CORP /OH/
Entity Central Index Key	0000805676
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		15,330,812
Entity Public Float			$ 1,316,169,477